New Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements

NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606): Summary and Amendments that Create Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs—Contracts with Customers (Subtopic 340-40) . The guidance in this update supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and most industry-specific guidance throughout the industry topics of the Codification.  For public companies, this update will be effective for interim and annual periods beginning after December 15, 2017.  The guidance does not apply to revenues associated with financial instruments, including loans and securities that are accounted for under U.S. GAAP.  The Company is currently assessing the impact that this guidance will have on its consolidated financial statements, but does not expect the guidance to have a material impact on the Company's consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, amending ASU Subtopic 825-10.  The amendments in this update make targeted improvements to generally accepted accounting principles (GAAP) as follows:  1). Require equity investments to be measured at fair value with changes in fair value recognized in net income.;  2). Simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment.;  3). Eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities.;  4). Eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet.;  5). Require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes.;  6). Require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.;  7). Require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements.; 8). Clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.  The amendments in this update are effective for fiscal years beginning after December 15, 2017.  While management continues to evaluate the potential impact of the adoption of ASU 2016-01 in 2018, management does not believe the eventual adoption of ASU 2016-01 will have a significant impact on the overall consolidated financial statements of the Corporation.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842).  The ASU requires a lessee to recognize on the balance sheet assets and liabilities for leases with lease terms of more than 12 months.  Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease.  Unlike current GAAP, which requires that only capital leases be recognized on the balance sheet, the ASC requires that both types of leases by recognized on the balance sheet.  For public companies, this update will be effective for interim and annual periods beginning after December 15, 2018.  Early application is permitted.  The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. Additionally, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. For public companies, this update will be effective for interim and annual periods beginning after December 15, 2019. The Corporation has not yet determined the potential impact the adoption of ASU 2016-13 will have on the consolidated financial statements.